Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31, 2021	June 30, 2022
Cash in bank	$90,167,967	$48,056,304
Money market fund	—	10,120,088
Commercial paper	—	2,795,199
Corporate fixed income	—	604,872

	$90,167,967	$61,576,463

As disclosed in Note 13, the Company has raised $97.0 million (net proceeds) from the issuance of
ADS
in the 6 months period ended June 30, 2021.
In

February 2022
,
 the Company engaged an asset management bank to obtain better returns on the Company’s cash with an initial portfolio size of $
30.0
 million pursuant to Company’s Investment Policy. The Company classifies all highly liquid investments with stated maturities of three months or less from date of purchase as cash equivalents as they were subject to an insignificant risk of changes in value.
The average coupon rate for the cash equivalents products ranged from
1.28
% to
2.15
% as of June
30
,
2022
.